Other intangible assets, Consolidated Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Costs [Abstract]
Total amortization charge for the year	$ 206,751	[1],[2]	$ 187,337	[1]	$ 903,008
Research and development expenses	(122,824)	[3]	$ (117,395)	[4]	(659,413)
Product Development costs [Member]
Costs [Abstract]
Research and development expenses	27,664	[2]			44,350
Product Development costs [Member] | Cost of Sales [Member]
Costs [Abstract]
Total amortization charge for the year	22,398	[2]			42,007
Purchased Technology [Member] | Cost of Sales [Member]
Costs [Abstract]
Total amortization charge for the year	59,029	[2]			280,478
Purchased Trade Names and Customer Relationships [Member] | Selling and Distribution [Member]
Costs [Abstract]
Total amortization charge for the year	124,254	[2]			549,841
Purchased Software [Member] | Administrative Expenses [Member]
Costs [Abstract]
Total amortization charge for the year	$ 1,070	[2]			$ 30,682

[1]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[4]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)